KEELEY FUNDS, INC.

Supplement dated February 25, 2013 to the

Prospectus dated January 31, 2013

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the prospectus of the Keeley Funds, Inc. (the “Corporation”).

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The following table replaces in its entirety the table titled “Annual Fund Operating Expenses” in the section “KEELEY Small Cap Value Fund—Fees and Expenses of the Fund” on page 1 of the Corporation’s prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Management Fees	0.94%	0.94%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.14%
Fee Waiver and/or Expense Reimbursement(a)	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

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The following table replaces in its entirety the table titled “Annual Fund Operating Expenses” in the section “KEELEY Small Cap Dividend Value Fund—Fees and Expenses of the Fund” on page 7 of the Corporation’s prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSDVX)	Class I (KSDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.56%	1.31%
Fee Waiver and/or Expense Reimbursement(a)	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

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The following table replaces in its entirety the table titled “Annual Fund Operating Expenses” in the section “KEELEY Small-Mid Cap Value Fund—Fees and Expenses of the Fund” on page 13 of the Corporation’s prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSMVX)	Class I (KSMIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.19%
Dividend and/or Interest Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement(a)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.15%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

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The following table replaces in its entirety the table titled “Annual Fund Operating Expenses” in the section “KEELEY Mid Cap Value Fund—Fees and Expenses of the Fund” on page 19 of the Corporation’s prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMCVX)	Class I (KMCIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(a)	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

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The following table replaces in its entirety the table titled “Annual Fund Operating Expenses” in the section “KEELEY Mid Cap Dividend Value Fund—Fees and Expenses of the Fund” on page 25 of the Corporation’s prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KMDVX)	Class I (KMDIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	1.56%	1.56%
Dividend and/or Interest Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(a)	(1.42)%	(1.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	1.16%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

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The following table replaces in its entirety the table titled “Annual Fund Operating Expenses” in the section “KEELEY All Cap Value Fund—Fees and Expenses of the Fund” on page 31 of the Corporation’s prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KACVX)	Class I (KACIX)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.47%	1.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.14%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

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The following table replaces in its entirety the table titled “Annual Fund Operating Expenses” in the section “KEELEY Alternative Value Fund—Fees and Expenses of the Fund” on page 37 of the Corporation’s prospectus:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KALVX)	Class I (KALIX)
Management Fees	1.60%	1.60%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.54%	0.54%
Dividend and/or Interest Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	2.47%	2.22%
Fee Waiver and/or Expense Reimbursement(a)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.97%	1.72%

(a)	The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, litigation and other extraordinary expenses, brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Please Retain This Supplement For Future Reference.

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